Financial Instruments	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Financial Instruments

13. Financial Instruments

(a)	Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate loans and financial liabilities as described in Notes 7, 8 and 9.

(b)	Concentration of credit risk: Financial Instruments subject to credit risk consist principally of cash, trade accounts receivable, long-term receivables related to seller's credits under sale and leaseback transactions, investments in debt securities, time deposits and treasury bills and derivatives.

The Company places its investments, consisting mostly of time deposits and treasury bills, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivables related to seller's credits under sale and leaseback transactions and estimates that the amount presented on the accompanying balance sheets approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease periods.

(c)	Fair value: The carrying amounts reflected in the accompanying interim consolidated balance sheets of cash and cash equivalents, restricted cash, trade receivables, margin deposits, time deposits and treasury bills, accounts payable, and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term debt and other financial liabilities with variable interest rates approximates the recorded values, generally due to their variable interest rates. The carrying value of investments in debt securities and the long-term receivables related to seller's credits under sale and leaseback transactions approximate their fair value.

The fair values of the interest rate swap agreements, bunker and CO2 swap agreements and liabilities assumed from time charters attached discussed in Note 8 and Note 14, respectively, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves, market rates and other items that allow value to be determined.

The fair value of the impaired LNG carrier Neo Energy discussed in Note 5 as at December 31, 2023, was determined through Level 3 inputs of the fair value hierarchy, as defined in FASB guidance for Fair Value Measurements and was determined by management through a combination of future discounted net operating cash flows and third-party valuations, (non-recurring basis).

The estimated fair values of the Company's financial instruments, other than derivatives as of June 30, 2024, and December 31, 2023, are as follows:

	Carrying Amount June 30, 2024	Fair Value June 30, 2024	Carrying Amount December 31, 2023	Fair Value December 31, 2023
Financial assets (liabilities)
Cash and cash equivalents	377,270	377,270	372,032	372,032
Restricted cash	4,651	4,651	4,662	4,662
Margin deposits	4,270	4,270	4,270	4,270
Time deposits and treasury bills	94,505	94,505	—	—
Long-term receivable	12,442	12,442	23,812	23,812
Investments in debt securities	10,086	10,086	5,064	5,064
Debt and other financial liabilities	(1,792,679)	(1,792,679)	(1,572,692)	(1,572,692)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of June 30, 2024, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270 ($4,270 as of December 31, 2023), which is recorded within margin deposits in the accompanying consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheets on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheets on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statements of comprehensive income or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

		Asset Derivatives		Liability Derivatives
		June 30, 2024	December 31,2023	June 30, 2024	December 31, 2023
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	670	646	—	—
	Financial instruments - Fair value, net of current portion	38	—	—	524
Bunker and CO2 swaps	Current portion of financial instruments - Fair value	1,370	607	214	72
Subtotal		2,078	1,253	214	596
Total derivatives		2,078	1,253	214	596

Derivatives - Net effect on the consolidated statements of comprehensive income

	Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2024	2023	2024	2023
Interest rate swaps	22	—	45	(132)
Reclassification to Interest and finance costs, net due to de-designations	(882)	(1,313)	(2,094)	(2,611)
Reclassification to depreciation expense	29	123	58	115
Total	(831)	(1,190)	(1,991)	(2,628)

Derivatives – Net effect on the consolidated statement of comprehensive income

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Other Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2024	2023	2024	2023
Interest rate swaps	Interest and finance costs, net	(210)	1,046	587	676
Bunker and CO2 swaps	Interest and finance costs, net	(497)	(3)	620	(3)
Total		(707)	1,043	1,207	673

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2024, and December 31, 2023, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2024	December 31, 2023
Interest rate swaps	587	122
Bunker and CO2 swaps	620	535
Total	1,207	657